SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITY (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Equity [Abstract]
2024	$ 108,853
2025	2,159
Imputed interest	(776)
Total lease liability	110,236
Current portion	108,117	$ 155,263
Non-current portion	$ 2,119	$ 110,235